Information on related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of related parties

		Income	Expenses	Receivables and Other financial assets	Payables
		ARS 000	ARS 000	ARS 000	ARS 000
Associates:

Termoeléctrica José de San Martín S.A.	12-31-2025	—	—	—	—
	12-31-2024	—	—	—	—
	12-31-2023	654	—	—	—

Distribuidora de Gas Cuyana S.A. (1) (3)	12-31-2025	47,371	12,748,384	—	—
	12-31-2024	395,365	16,556,488	—	1,814,599
	12-31-2023	127,826	13,051,439	—	812,266

Distribuidora de Gas del Centro S.A. (1)	12-31-2025	—	—	—	—
	12-31-2024	—	—	—	—
	12-31-2023	127,969	—	—	—

Ecogas Inversiones S.A. (1)	12-31-2025	—	—	—	—
	12-31-2024	—	—	—	—
	12-31-2023	—	—	8,377,803	—

Related companies:

Energía Sudamericana S.A. (1)	12-31-2025	10,686	—	—	—
	12-31-2024	48,501	—	35,909	—
	12-31-2023	124,681	—	—	—

RMPE Asociados S.A. (2)	12-31-2025	1,471	13,589,013	31	—
	12-31-2024	2,545	9,196,325	41	—
	12-31-2023	2,039	9,402,140	—	—

RPU Agropecuaria S.A.	12-31-2025	3,651	—	—	—
	12-31-2024	3,091	—	—	—
	12-31-2023	—	—	—	—

Full Logistics S.A.	12-31-2025	102,046	—	58,223	—
	12-31-2024	9,942	—	46,910	—
	12-31-2023	—	—	—	—

M. Dodero Compañía General de Servicios S.A.	12-31-2025	83,364	36,300	36,587	—
	12-31-2024	5,492	—	26,249	—
	12-31-2023	—	—	—	—

Minera Cordillera S.A.	12-31-2025	74,183	—	7,172	—
	12-31-2024	—	—	—	—
	12-31-2023	—	—	—	—

Totales	12-31-2025	322,772	26,373,697	102,013	—
	12-31-2024	464,936	25,752,813	109,109	1,814,599
	12-31-2023	383,169	22,453,579	8,377,803	812,266

(1)	Associates and/or related companies until September 30, 2025.
(2)	Administrative, financial, commercial, human resources and general management services rendered under the terms of the management assistance agreement. The management assistance fee is calculated as a percentage of revenues.
(3)	Acquisition of natural gas for our thermal station located in Mendoza province. The purchase price was set according to current regulation of the natural gas market.